Acqusitions and Divestitures (Schedule of Acquired Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 07, 2013 Mountain National Bank [Member] Acquired From FDIC [Member]	Jun. 07, 2013 Mountain National Bank [Member] Purchase Accounting Fair Value Adjustments [Member]	Jun. 07, 2013 Mountain National Bank [Member] As Recorded by FHN [Member]
Assets:
Cash and cash equivalents					$ 54,872	$ 0	$ 54,872
Interest-bearing cash					26,984	0	26,984
Securities available-for-sale					73,948	(440)	73,508
Loans, net of unearned income					249,001	(33,094)	215,907
Core deposit intangible					0	3,200	3,200
Premises and equipment					10,359	3,755	14,114
Real estate acquired by foreclosure					33,294	(10,930)	22,364
Deferred tax asset					(286)	3,097	2,811
Other assets					3,375	(461)	2,914
Total assets acquired					451,547	(34,873)	416,674
Liabilities:
Deposits					362,098	2,000	364,098
Securities sold under agreements to repurchase					1,930	0	1,930
Federal Home Loan Bank advances					50,040	5,586	55,626
Other liabilities					2,547	0	2,547
Total liabilities assumed					416,615	7,586	424,201
Acquired noncontrolling interest					117	57	174
Total liabilities assumed and acquired noncontrolling interest					416,732	7,643	424,375
Excess of assets acquired over liabilities assumed					34,815
Aggregate purchase accounting/fair value adjustments						(42,516)
Goodwill	$ 141,943	$ 134,242	$ 133,659	$ 162,180			$ 7,701